Goodwill And Other Intangible Assets, Net (Schedule Of Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Roll Forward]
Balance, at January 1,	$ 1,550,552
Acquired other intangible assets		$ 23,603
PPA adjustment (2)		(10,260)
Reduction related to deconsolidation of a subsidiary	(1,888)
Net translation differences	(59,513)
Balance, at December 31,	1,502,494
Finite-Lived Intangible Assets [Line Items]
GOODWILL	1,502,494	1,550,552
Acquired other intangible assets		23,603
PPA adjustment (2)		(10,260)
Goodwill, Written off Related to Sale of Business Unit	1,888
Net translation differences	(59,513)
Aerospace
Goodwill [Roll Forward]
Balance, at January 1,	62,298
Acquired other intangible assets		0
PPA adjustment (2)		0
Reduction related to deconsolidation of a subsidiary	0
Net translation differences	(365)
Balance, at December 31,	61,933
Finite-Lived Intangible Assets [Line Items]
GOODWILL	61,933	62,298
Acquired other intangible assets		0
PPA adjustment (2)		0
Goodwill, Written off Related to Sale of Business Unit	0
Net translation differences	(365)
C4I and Cyber
Goodwill [Roll Forward]
Balance, at January 1,	316,656
Acquired other intangible assets		0
PPA adjustment (2)		0
Reduction related to deconsolidation of a subsidiary	0
Net translation differences	(1)
Balance, at December 31,	316,655
Finite-Lived Intangible Assets [Line Items]
GOODWILL	316,655	316,656
Acquired other intangible assets		0
PPA adjustment (2)		0
Goodwill, Written off Related to Sale of Business Unit	0
Net translation differences	(1)
ISTAR and EW
Goodwill [Roll Forward]
Balance, at January 1,	110,620
Acquired other intangible assets		21,217
PPA adjustment (2)		0
Reduction related to deconsolidation of a subsidiary	0
Net translation differences	(1,458)
Balance, at December 31,	130,379
Finite-Lived Intangible Assets [Line Items]
GOODWILL	130,379	110,620
Acquired other intangible assets		21,217
PPA adjustment (2)		0
Goodwill, Written off Related to Sale of Business Unit	0
Net translation differences	(1,458)
Land
Goodwill [Roll Forward]
Balance, at January 1,	652,448
Acquired other intangible assets		0
PPA adjustment (2)		0
Reduction related to deconsolidation of a subsidiary	(1,888)
Net translation differences	(57,689)
Balance, at December 31,	592,871
Finite-Lived Intangible Assets [Line Items]
GOODWILL	592,871	652,448
Acquired other intangible assets		0
PPA adjustment (2)		0
Goodwill, Written off Related to Sale of Business Unit	1,888
Net translation differences	(57,689)
ESA
Goodwill [Roll Forward]
Balance, at January 1,	408,530
Acquired other intangible assets		2,386
PPA adjustment (2)		(10,260)
Reduction related to deconsolidation of a subsidiary	0
Net translation differences	0
Balance, at December 31,	400,656
Finite-Lived Intangible Assets [Line Items]
GOODWILL	400,656	408,530
Acquired other intangible assets		2,386
PPA adjustment (2)		$ (10,260)
Goodwill, Written off Related to Sale of Business Unit	0
Net translation differences	$ 0